1. Operations (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operations Details Narrative Abstract
Carrying amount of intangible assets	R$ 4,345	R$ 4,345
Concession agreements	35	51
Program and service contracts	307	287
Concession agreements that will expire	31
Period of expiration	2019 to 2030
Carrying amount of the underlying asset	R$ 4,485,203
Gross revenue of the underlying assets	R$ 1,035,906
Gross revenue concentrated in the municipality of São Paulo	51.52%	55.38%	55.46%
Intangible assets concentrated in the municipality of São Paulo	46.97%	46.92%
Gross revenue	R$ 326,276	R$ 294,658	R$ 280,689
Intangible assets	R$ 307,566	R$ 310,577
Participation in intangible assets	12.32%
Participation in gross revenues	6.07%